Supplementary Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2016
Supplementary Cash Flow Information (Tables) [Abstract]
Cash Flow Supplemental [Text Block]
	For the six months endedJune 30,
	2016	2015
Supplementary cash flow information:
Cash paid for interest	$194.824	$188.963
Cash paid for income taxes (1)	$330.334	$235.696
Cash inflow for income taxes from stock option exercises(2)	$4.821	$11.783

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(403.012)	$(138.683)
Liabilities assumed	61.387	11.680
Noncontrolling interest subject to put provisions	43.538	15.680
Noncontrolling interest	14.112	(6.353)
Non-cash consideration	72.953	50.404
Cash paid	(211.022)	(67.272)
Less cash acquired	14.715	2.968
Net cash paid for acquisitions	(196.307)	(64.304)
Cash paid for investments	(102.905)	(14.450)
Cash paid for intangible assets	(5.036)	(21.837)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$(304.248)	$(100.591)

(1) Net of tax refund.
(2) Thereof the excess tax benefit allocated to additional paid-in capital for the six months ended June 30, 2016 and 2015 was $3,829 and $9,188, respectively.